Other Assets (Tables)	12 Months Ended
Dec. 31, 2014
Other Assets [Abstract]
Schedule of Other Current Assets [Table Text Block]
Other current assets are comprised of the following components:

	December 31
	2014	2013
	(Dollars in Millions)
Recoverable taxes	$78	$73
Joint venture receivables	52	49
Contractually reimbursable engineering costs	36	—
Prepaid assets and deposits	30	26
Non-trade receivables	28	—
Deferred tax assets	20	22
Other	6	5
	$250	$175

Schedule of Other Assets, Noncurrent [Table Text Block]
Other non-current assets are comprised of the following components:

	December 31
	2014	2013
	(Dollars in Millions)
Recoverable taxes	$58	$58
Contractually reimbursable engineering costs	31	—
Deferred tax assets	23	57
Other	33	20
	$145	$135